Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 55,924	$ 50,138	$ 9,507
Other comprehensive income (loss):
Unrealized gains (losses) on securities, not subject to income tax:	(4)	(589)	(655)
Unrealized holding gains (losses) on available-for-sale marketable securities arising during the period	(12)	59	(305)
Reclassification adjustment for realized losses (gains) included in net income	8	(648)	(350)
Foreign currency translation adjustments, net of tax of nil	161	50	128
Net unrecognized actuarial gain (loss), net of tax of $(125), $8 and $(99) in 2011, 2012 and 2013, respectively	(401)	233	(573)
Comprehensive income	55,680	49,832	8,407
Comprehensive loss attributable to noncontrolling interests	5,521	1,461	1,261
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 61,201	$ 51,293	$ 9,668